REVENUE AND DEFERRED REVENUES - Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
REVENUE AND DEFERRED REVENUES
Accounts receivables	¥ 682,103	$ 98,896	¥ 537,084
Amounts due from related parties	138,614	$ 20,097	295,614
Deferred revenue	61,164		87,980
Refund liability (sales return)	¥ 6,932		¥ 5,745